Loss before tax (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of operating loss

	Year ended December 31,	Year ended December 31,	Year ended December,31
	2021	2020	2019
	£	£	£
Included in research and development costs:
Depreciation of property, plant and equipment	730,730	784,099	636,826
Amortization of intangible assets	63,451	51,889	52,847
Amortization of right of use assets	174,953	172,987	160,638

Included in administrative expenses:
(Gain)/loss on foreign exchange	(17,781)	1,891	61,922
Depreciation of property, plant and equipment	34,301	42,651	32,253
Amortization of right of use assets	21,623	23,589	21,905